Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Accrued Expenses And Other Liabilities Abstract
Accrued payroll and welfare	$ 628,639	$ 519,241
Other payable for leasehold improvements	1,335,489	1,520,202
Accrued professional service expenses	284,086	327,733
Other current liabilities	1,030,044	1,162,310
Total	$ 3,278,258	$ 3,529,486